Derivative Instruments (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
Mar. 31, 2012
Derivative [Line Items]
Derivative gain in AOCI recognized in 2012	$ 0.6
Derivative Liabilities Noncurrent	1.2
Net hedging losses in the derivatives recognized	$ 0.1